Accounts receivable - Schedule of revenue by customers (Details)	2 Months Ended	3 Months Ended
	Dec. 31, 2022	Oct. 31, 2021	Oct. 31, 2022
Customer A
Disclosure of provision matrix [line items]
Main customers as a percentage of revenue	10.30%	36.90%
Main customers as a percentage of accounts receivable	17.30%		18.30%
Customer B
Disclosure of provision matrix [line items]
Main customers as a percentage of revenue	62.10%	56.10%
Main customers as a percentage of accounts receivable	43.80%		42.80%
Customer C
Disclosure of provision matrix [line items]
Main customers as a percentage of revenue	26.20%	0.00%
Main customers as a percentage of accounts receivable	27.80%		0.00%